Condensed Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 131	$ 116	$ 651	$ 545	$ 419
Other comprehensive income (loss):
Net effects of cash flow hedges (net of tax) (Note 1)	(23)	(4)	2	2	2
Defined benefit pension plans (net of tax)	1	1	27	(65)	8
Total other comprehensive income (loss)	(22)	(3)	29	(63)	10
Comprehensive income	$ 109	$ 113	$ 680	$ 482	$ 429